Long Term Debt - Project Level Secured Term Loans - Indian Rupee Loans - Additional Information (Detail) ₨ in Thousands, $ in Thousands	1 Months Ended									2 Months Ended			3 Months Ended		4 Months Ended	7 Months Ended		10 Months Ended		12 Months Ended		24 Months Ended
	Nov. 30, 2016 INR (₨) Installment MW	Sep. 30, 2016 INR (₨)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 INR (₨)	Aug. 31, 2016 USD ($)	Jan. 31, 2016 INR (₨)	Sep. 30, 2015 INR (₨) Installment MW	Sep. 30, 2014 INR (₨) Installment MW	Dec. 31, 2013 INR (₨) Installment MW	Nov. 30, 2016 INR (₨) Installment MW	May 31, 2016 INR (₨) Installment MW	Jun. 30, 2015 INR (₨) Installment MW	Mar. 31, 2016 INR (₨) Installment MW	Jan. 31, 2015 INR (₨) Installment MW	Feb. 28, 2017 INR (₨) Installment MW	Mar. 31, 2017 INR (₨) Installment MW	Sep. 30, 2014 INR (₨) Installment MW	Mar. 31, 2017 INR (₨) Installment MW	Sep. 30, 2015 INR (₨) Installment MW	Mar. 31, 2017 INR (₨) Installment MW	Mar. 31, 2015	Mar. 31, 2016 INR (₨) Installment MW	Mar. 31, 2017 USD ($) MW	Feb. 28, 2017 USD ($) MW	Nov. 30, 2016 USD ($) MW	May 31, 2016 USD ($) MW	Mar. 31, 2016 USD ($) MW	Jan. 31, 2016 USD ($)	Sep. 30, 2015 USD ($) MW	Jun. 30, 2015 USD ($) MW	Sep. 30, 2014 USD ($) MW	Dec. 31, 2013 USD ($) MW
Debt Instrument [Line Items]
Long term debt, description																				The Indian rupee loans are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service ratio, indebtedness to net worth ratio, debt equity ratio, debt service coverage ratio, receivable to sales ratio and maintenance of debt service balances. As of March 31, 2017, the Company is in compliance with all such covenants.
Borrowings													₨ 22,830,410			₨ 32,697,568		₨ 32,697,568		₨ 32,697,568		₨ 22,830,410	$ 504,203
Secured Indian Rupee Term Loan - 1 [Member]
Debt Instrument [Line Items]
Borrowings									₨ 143,740																							$ 2,195
Capacity of solar power project | MW									2.5																							2.5
Interest rate									12.15%											12.15%
Weighted average interest rate									12.15%							12.15%		12.15%		12.15%			12.15%									12.15%
Number of repayment installments | Installment									29
Repayment of loan, commenced date																				Jan. 15, 2014
Net carrying value of underlying collateral																₨ 141,911		₨ 141,911		₨ 141,911			$ 2,188
Secured Indian Rupee Term Loan - 2 [Member]
Debt Instrument [Line Items]
Borrowings													₨ 228,848									₨ 228,848					$ 3,454
Capacity of solar power project | MW													4									4					4
Interest rate																				11.95%	11.95%
Weighted average interest rate													11.95%			11.95%		11.95%		11.95%		11.95%	11.95%				11.95%
Number of repayment installments | Installment																						54
Repayment of loan, commenced date																						Mar. 28, 2015
Net carrying value of underlying collateral																₨ 239,012		₨ 239,012		₨ 239,012			$ 3,686
Interest rate, percentage points added to the base rate																						2.25%
Secured Indian Rupee Term Loan - 3 [Member]
Debt Instrument [Line Items]
Borrowings								₨ 1,880,000									₨ 1,880,000														$ 28,702
Capacity of solar power project | MW								34									34														34
Weighted average interest rate																11.58%		11.58%		11.58%			11.58%
Number of repayment installments | Installment																	70
Repayment of loan, commenced date																	Oct. 01, 2016
Net carrying value of underlying collateral																₨ 1,772,555		₨ 1,772,555		₨ 1,772,555			$ 27,333
Interest rate, percentage points added to the base rate																	2.25%
Long-term debt refinanced amount		₨ 1,740,000	$ 26,831
Unamortized carrying value of ancillary cost of borrowing																₨ 35,014		₨ 35,014		₨ 35,014			$ 540
Secured Indian Rupee Term Loan - 3 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate																				10.60%
Secured Indian Rupee Term Loan - 3 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate																				11.00%
Secured Indian Rupee Term Loan - 4 [Member]
Debt Instrument [Line Items]
Borrowings								₨ 550,000									₨ 550,000														$ 8,397
Capacity of solar power project | MW								10									10														10
Interest rate																				11.25%
Weighted average interest rate																12.14%		12.14%		12.14%			12.14%
Number of repayment installments | Installment								44
Repayment of loan, commenced date								Jan. 27, 2016
Net carrying value of underlying collateral																₨ 539,974		₨ 539,974		₨ 539,974			$ 8,327
Interest rate, percentage points added to the base rate								2.25%
Secured Indian Rupee Term Loan - 5 [Member]
Debt Instrument [Line Items]
Borrowings														₨ 585,000														$ 8,931
Capacity of solar power project | MW														10
Interest rate																				11.25%
Weighted average interest rate																12.14%		12.14%		12.14%			12.14%
Number of repayment installments | Installment														58
Repayment of loan, commenced date														Jan. 17, 2016
Net carrying value of underlying collateral																₨ 576,958		₨ 576,958		₨ 576,958			$ 8,897
Secured Indian Rupee Term Loan - 6 [Member]
Debt Instrument [Line Items]
Borrowings												₨ 1,601,000																		$ 24,188
Capacity of solar power project | MW												30																		30
Interest rate																				11.75%	11.75%
Weighted average interest rate																11.75%		11.75%		11.75%	11.75%		11.75%
Number of repayment installments | Installment												57
Repayment of loan, commenced date												Mar. 31, 2016
Net carrying value of underlying collateral																₨ 1,665,521		₨ 1,665,521		₨ 1,665,521			$ 25,683
Interest rate, percentage points added to the base rate												1.50%
Secured Indian Rupee Term Loan - 7 [Member]
Debt Instrument [Line Items]
Borrowings							₨ 2,050,000												₨ 2,050,000										$ 30,971
Capacity of solar power project | MW							40												40										40
Weighted average interest rate																11.98%		11.98%		11.98%			11.98%
Number of repayment installments | Installment																			57
Repayment of loan, commenced date																			Oct. 15, 2015
Net carrying value of underlying collateral																₨ 2,067,759		₨ 2,067,759		₨ 2,067,759			$ 31,885
Number of years for rate revision																			2 years
Additional interest rate percentage																				1.00%
Secured Indian Rupee Term Loan - 7 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate																				11.43%
Secured Indian Rupee Term Loan - 7 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate																				12.25%
Secured Indian Rupee Term Loan - 8 [Member]
Debt Instrument [Line Items]
Borrowings							₨ 2,363,100												₨ 2,363,100										$ 35,702
Capacity of solar power project | MW							40												40										40
Interest rate																				12.25%
Weighted average interest rate																12.25%		12.25%		12.25%			12.25%
Number of repayment installments | Installment																			48
Repayment of loan, commenced date																			May 31, 2016
Net carrying value of underlying collateral																₨ 2,380,771		₨ 2,380,771		₨ 2,380,771			$ 36,712
Number of years for rate revision																			2 years
Additional interest rate percentage																				1.00%
Secured Indian Rupee Term Loan - 9 [Member]
Debt Instrument [Line Items]
Borrowings							₨ 1,173,500												₨ 1,173,500										$ 17,729
Capacity of solar power project | MW							20												20										20
Interest rate																				12.25%
Weighted average interest rate																12.25%		12.25%		12.25%			12.25%
Number of repayment installments | Installment																			48
Repayment of loan, commenced date																			May 31, 2016
Net carrying value of underlying collateral																₨ 1,186,929		₨ 1,186,929		₨ 1,186,929			$ 18,303
Number of years for rate revision																			2 years
Additional interest rate percentage																				1.00%
Secured Indian Rupee Term Loan - 10 [Member]
Debt Instrument [Line Items]
Borrowings							₨ 1,233,000												₨ 1,233,000										$ 18,824
Capacity of solar power project | MW							28												28										28
Interest rate																				11.00%
Weighted average interest rate																11.38%		11.38%		11.38%			11.38%
Number of repayment installments | Installment							72
Repayment of loan, commenced date							Oct. 01, 2016
Net carrying value of underlying collateral																₨ 1,419,299		₨ 1,419,299		₨ 1,419,299			$ 21,886
Long-term debt refinanced amount				₨ 1,600,000	$ 24,672
Unamortized carrying value of ancillary cost of borrowing																₨ 23,159		₨ 23,159		₨ 23,159			$ 357
Secured Indian Rupee Term Loan - 11 [Member]
Debt Instrument [Line Items]
Borrowings						₨ 250,000																						$ 3,774
Capacity of solar power project | MW																5		5		5			5
Interest rate																				11.40%
Weighted average interest rate																11.40%		11.40%		11.40%			11.40%
Number of repayment installments | Installment																				48
Repayment of loan, commenced date						Mar. 31, 2017
Net carrying value of underlying collateral																₨ 299,643		₨ 299,643		₨ 299,643			$ 4,621
Additional interest rate percentage																				0.50%
Secured Indian Rupee Term Loan - 12 [Member]
Debt Instrument [Line Items]
Borrowings													₨ 2,562,300									₨ 2,562,300					$ 39,511
Capacity of solar power project | MW													50									50					50
Interest rate																				10.95%
Weighted average interest rate																11.77%		11.77%		11.77%			11.77%
Number of repayment installments | Installment													65
Repayment of loan, commenced date													Mar. 31, 2017
Net carrying value of underlying collateral																₨ 2,952,478		₨ 2,952,478		₨ 2,952,478			$ 45,528
Interest rate, percentage points added to the base rate													2.55%
Secured Indian Rupee Term Loan - 13 [Member]
Debt Instrument [Line Items]
Borrowings											₨ 463,050															$ 7,140
Capacity of solar power project | MW											10															10
Interest rate																				12.15%
Weighted average interest rate																12.15%		12.15%		12.15%			12.15%
Number of repayment installments | Installment											56
Repayment of loan, commenced date											Oct. 01, 2016
Net carrying value of underlying collateral																₨ 622,670		₨ 622,670		₨ 622,670			$ 9,602
Secured Indian Rupee Term Loan - 14 [Member]
Debt Instrument [Line Items]
Borrowings																₨ 538,100		₨ 538,100		₨ 538,100			$ 8,298
Capacity of solar power project | MW																10		10		10			10
Interest rate																				11.35%
Weighted average interest rate																11.35%		11.35%		11.35%			11.35%
Number of repayment installments | Installment																		60
Repayment of loan, commenced date																		Jun. 30, 2017
Net carrying value of underlying collateral																₨ 598,902		₨ 598,902		₨ 598,902			$ 9,235
Secured Indian Rupee Term Loan - 15 [Member]
Debt Instrument [Line Items]
Borrowings																₨ 5,981,800		₨ 5,981,800		₨ 5,981,800			$ 92,241
Capacity of solar power project | MW																150		150		150			150
Weighted average interest rate																11.25%		11.25%		11.25%			11.25%
Number of repayment installments | Installment																66
Repayment of loan, commenced date																Dec. 31, 2017
Net carrying value of underlying collateral																₨ 6,304,848		₨ 6,304,848		₨ 6,304,848			$ 97,222
Secured Indian Rupee Term Loan - 15 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate																				10.50%
Secured Indian Rupee Term Loan - 15 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate																				11.25%
Secured Indian Rupee Term Loan - 16 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 261,400									₨ 261,400															$ 4,031
Capacity of solar power project | MW	14									14															14
Interest rate																				11.20%
Weighted average interest rate																11.20%		11.20%		11.20%			11.20%
Number of repayment installments | Installment	55
Repayment of loan, commenced date	Jun. 30, 2018
Net carrying value of underlying collateral																₨ 296,518		₨ 296,518		₨ 296,518			$ 4,572
Secured Indian Rupee Term Loan - 17 [Member]
Debt Instrument [Line Items]
Borrowings															₨ 1,293,472									$ 19,946
Capacity of solar power project | MW															40									40
Weighted average interest rate																11.04%		11.04%		11.04%			11.04%
Number of repayment installments | Installment															64
Repayment of loan, commenced date															Jan. 15, 2017
Net carrying value of underlying collateral																₨ 2,377,467		₨ 2,377,467		₨ 2,377,467			$ 36,661
Secured Indian Rupee Term Loan - 17 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate																				10.35%
Secured Indian Rupee Term Loan - 17 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate																				11.75%
Secured Indian Rupee Term Loan - 18 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 1,315,371									₨ 1,315,371															$ 20,283
Capacity of solar power project | MW	40									40															40
Weighted average interest rate																10.93%		10.93%		10.93%			10.93%
Number of repayment installments | Installment										64
Repayment of loan, commenced date										Jan. 15, 2017
Net carrying value of underlying collateral																₨ 2,145,837		₨ 2,145,837		₨ 2,145,837			$ 33,089
Secured Indian Rupee Term Loan - 18 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate																				10.35%
Secured Indian Rupee Term Loan - 18 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate																				11.75%
Secured Indian Rupee Term Loan - 19 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 356,250									₨ 356,250															$ 5,493
Capacity of solar power project | MW	7									7															7
Interest rate																				11.25%
Weighted average interest rate																11.25%		11.25%		11.25%			11.25%
Number of repayment installments | Installment	63
Repayment of loan, commenced date	Oct. 01, 2017
Net carrying value of underlying collateral																₨ 415,359		₨ 415,359		₨ 415,359			$ 6,405
Secured Indian Rupee Term Loan - 20 [Member]
Debt Instrument [Line Items]
Borrowings																₨ 1,000,000		₨ 1,000,000		₨ 1,000,000			$ 15,420
Capacity of solar power project | MW																100		100		100			100
Interest rate																				11.00%
Weighted average interest rate																11.00%		11.00%		11.00%			11.00%
Number of repayment installments | Installment																				74
Repayment of loan, commenced date																				Sep. 30, 2018
Net carrying value of underlying collateral																₨ 396,337		₨ 396,337		₨ 396,337			$ 6,112
Secured Indian Rupee Term Loan - 21 [Member]
Debt Instrument [Line Items]
Borrowings																₨ 825,000		₨ 825,000		₨ 825,000			$ 12,722
Capacity of solar power project | MW																50		50		50			50
Interest rate																				11.25%
Weighted average interest rate																11.25%		11.25%		11.25%			11.25%
Number of repayment installments | Installment																				63
Repayment of loan, commenced date																				Sep. 30, 2018
Net carrying value of underlying collateral																₨ 899,177		₨ 899,177		₨ 899,177			$ 13,865
Secured Indian Rupee Term Loan - 22 [Member]
Debt Instrument [Line Items]
Borrowings																₨ 375,000		₨ 375,000		₨ 375,000			$ 5,783
Capacity of solar power project | MW																10		10		10			10
Interest rate																				10.75%
Weighted average interest rate																10.75%		10.75%		10.75%			10.75%
Number of repayment installments | Installment																				37
Repayment of loan, commenced date																				Sep. 30, 2017
Net carrying value of underlying collateral																₨ 567,092		₨ 567,092		₨ 567,092			$ 8,745
Secured Indian Rupee Term Loan - 23 [Member]
Debt Instrument [Line Items]
Borrowings																₨ 2,300,000		₨ 2,300,000		₨ 2,300,000			$ 35,466
Capacity of solar power project | MW																100		100		100			100
Weighted average interest rate																11.88%		11.88%		11.88%			11.88%
Number of repayment installments | Installment																				73
Repayment of loan, commenced date																				Jun. 30, 2018
Net carrying value of underlying collateral																₨ 2,228,308		₨ 2,228,308		₨ 2,228,308			$ 34,361
Secured Indian Rupee Term Loan - 23 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate																				10.75%
Secured Indian Rupee Term Loan - 23 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate																				12.00%
Long-term Debt [Member]
Debt Instrument [Line Items]
Unused commitments																₨ 16,227,730		₨ 16,227,730		₨ 16,227,730			$ 250,235